Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

16. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets as of December 31, 2021 and 2020 are summarized below.

	December 31,
	2021	2020
Net operating loss carryforwards	$10,483,000	$8,960,000
Valuation allowance	(10,483,000)	(8,960,000)
Net deferred tax assets	$—	$—

In assessing the potential realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2021 and 2020, management was unable to determine if it is more likely than not that the Company’s deferred tax assets will be realized and has therefore recorded an appropriate valuation allowance against deferred tax assets at such dates.

No federal tax provision has been provided for the years ended December 31, 2021 and 2020 due to the losses incurred during such periods. The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020

U. S. federal statutory tax rate	(21.0)%	(21.0)%
State income taxes, net of federal tax benefit	(6.0)%	(6.0)%
Tax-exempt Paycheck Protection Loan forgiveness	(2.7)%	—
Change in valuation allowance	29.7%	27.0%
Effective tax rate	0.0%	0.0%

At December 31, 2021, the Company has available net operating loss carryforwards for federal and state income tax purposes of approximately $38,000,000. federal net operating losses, if not utilized earlier, will begin to expire in the year ending December 31, 2030, subject to Internal Revenue Service limitations, including change in ownership regulations.